Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the Exchange Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the named executive officers or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our PEO and our non-PEO
named executive officers (collectively, the “Other NEOs”) as set forth above in the subsection titled “Executive Compensation—2025 Summary Compensation Table,” (ii) the compensation actually paid (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) the total shareholder return (“TSR”) of both the Company and the Nasdaq Biotechnology Index; (iv) our net loss; and (vi) the relationship of the CAP to those TSRs and net loss. Our compensation programs for named executive officers are not based on financial measures, and so we have not included a column regarding a “Company-Selected Measure.”

					Value of Initial Fixed $100 Investment Based On:
Year (a)	SCT Total for PEO ($) (1) (b)	CAP to PEO ($) (2) (c)	Average SCT Total for Non-PEO NEOs ($) (3) (d)	Average CAP to Non-PEO NEOs ($) (4) (e)	TSR ($) (5) (f)	Peer Group TSR ($) (6) (g)	Net Loss ($) (Thousands) (7) (h)
2025	14,458,937	(26,740,761)	4,913,382	(8,087,655)	176	142	(766,628)
2024	39,639,512	42,669,028	13,803,059	15,535,124	313	107	(463,927)
2023	12,135,684	28,149,249	4,769,613	11,248,242	240	109	(402,266)
2022	13,661,941	29,657,130	5,315,171	12,584,386	183	105	(223,485)
2021	5,291,474	4,286,520	1,913,790	1,261,956	91	118	(100,077)

(1)
The dollar amounts reported in column (b) represent the amounts of total compensation reported for Grant E. Pickering (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the subsection above titled “—Executive Compensation—Summary Compensation Table.” The SCT Total amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable years.

(2)
The dollar amounts reported in column (c) represent the amount of CAP to our PEO. The CAP amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable years. In accordance with Item 402(v), the following adjustments were made to our PEO’s SCT Total for each year to determine the CAP (to determine the value of stock options included in CAP, the Black-Scholes valuation model was used):

	2025	2024	2023	2022	2021
Adjustments	PEO	PEO	PEO	PEO	PEO
SCT Total	$14,458,937	$39,639,512	$12,135,684	$13,661,941	$5,291,474
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	—	—	—	—	—
Add: Service cost for the covered fiscal year	—	—	—	—	—
Add: Prior service cost for the covered fiscal year	—	—	—	—	—
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(13,014,207)	(38,242,213)	$(11,001,200)	$(12,559,049)	$(4,353,113)

	2025	2024	2023	2022	2021
Adjustments	PEO	PEO	PEO	PEO	PEO
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$4,841,526	$31,805,305	$15,786,448	$19,172,031	$4,105,563
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(24,412,847)	$3,443,735	$7,868,081	$6,351,332	$(651,679)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$1,238,584	$3,702,839	$3,158,794	$2,321,656	790,370
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(9,852,754)	$2,319,850	$201,441	$709,220	$(896,095)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—	—	—
CAP Amounts (as calculated)	$(26,740,761)	$42,669,028	$28,149,249	$29,657,130	$4,286,520

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Other NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The Other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Andrew Guggenhime, Jim Wassil, Mikhail Eydelman and Harp Dhaliwal; (ii) for 2024, Andrew Guggenhime, Jim Wassil and Mikhail Eydelman; (iii) for 2023, Andrew Guggenhime, Jim Wassil and Mikhail Eydelman; (iv) for 2022, Andrew Guggenhime, Jim Wassil, Mikhail Eydelman and Paul Sauer; and (v) for 2021, Andrew Guggenhime, Jim Wassil, Paul Sauer and Harp Dhaliwal. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year.

(4)
The dollar amounts reported in column (e) represent the average of CAP to the Other NEOs as a group, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the Other NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2).

	2025	2024	2023	2022	2021
Adjustments	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs
SCT Total	$4,913,382	$13,803,059	$4,769,613	$5,315,171	$1,913,790
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	—	—	—	—	—
Add: Service cost for the covered fiscal year	—	—	—	—	—
Add: Prior service cost for the covered fiscal year	—	—	—	—	—
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(4,145,623)	$(13,014,265)	$(4,094,139)	$(4,575,299)	$(1,401,561)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,512,943	$10,724,688	$5,738,325	$8,149,296	$1,314,076
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(7,194,238)	$1,483,006	$3,536,479	$2,700,860	$(399,844)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$492,834	$1,522,377	$1,243,430	$585,457	$192,495
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(3,666,953)	$1,016,259	$54,518	$408,902	$(357,000)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—	—	—
CAP Amounts (as calculated)	$(8,087,655)	$15,535,124	$11,248,242	$12,584,386	$1,261,956

(5)
Cumulative TSR is calculated assuming an investment of $100 in our common stock at the closing price of $26.15 on June 12, 2020, the date our common stock commenced trading on the Nasdaq Global Select Market.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

(7)	Represents the amount of net loss as reported in our Statements of Comprehensive Loss included in our Annual Reports on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Named Executive Officers, Footnote	The Other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Andrew Guggenhime, Jim Wassil, Mikhail Eydelman and Harp Dhaliwal; (ii) for 2024, Andrew Guggenhime, Jim Wassil and Mikhail Eydelman; (iii) for 2023, Andrew Guggenhime, Jim Wassil and Mikhail Eydelman; (iv) for 2022, Andrew Guggenhime, Jim Wassil, Mikhail Eydelman and Paul Sauer; and (v) for 2021, Andrew Guggenhime, Jim Wassil, Paul Sauer and Harp Dhaliwal. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 14,458,937	$ 39,639,512	$ 12,135,684	$ 13,661,941	$ 5,291,474
PEO Actually Paid Compensation Amount	$ (26,740,761)	42,669,028	28,149,249	29,657,130	4,286,520
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP to our PEO. The CAP amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable years. In accordance with Item 402(v), the following adjustments were made to our PEO’s SCT Total for each year to determine the CAP (to determine the value of stock options included in CAP, the Black-Scholes valuation model was used):

	2025	2024	2023	2022	2021
Adjustments	PEO	PEO	PEO	PEO	PEO
SCT Total	$14,458,937	$39,639,512	$12,135,684	$13,661,941	$5,291,474
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	—	—	—	—	—
Add: Service cost for the covered fiscal year	—	—	—	—	—
Add: Prior service cost for the covered fiscal year	—	—	—	—	—
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(13,014,207)	(38,242,213)	$(11,001,200)	$(12,559,049)	$(4,353,113)

	2025	2024	2023	2022	2021
Adjustments	PEO	PEO	PEO	PEO	PEO
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$4,841,526	$31,805,305	$15,786,448	$19,172,031	$4,105,563
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(24,412,847)	$3,443,735	$7,868,081	$6,351,332	$(651,679)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$1,238,584	$3,702,839	$3,158,794	$2,321,656	790,370
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(9,852,754)	$2,319,850	$201,441	$709,220	$(896,095)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—	—	—
CAP Amounts (as calculated)	$(26,740,761)	$42,669,028	$28,149,249	$29,657,130	$4,286,520

Non-PEO NEO Average Total Compensation Amount	$ 4,913,382	13,803,059	4,769,613	5,315,171	1,913,790
Non-PEO NEO Average Compensation Actually Paid Amount	$ (8,087,655)	15,535,124	11,248,242	12,584,386	1,261,956
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average of CAP to the Other NEOs as a group, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the Other NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2).

	2025	2024	2023	2022	2021
Adjustments	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs
SCT Total	$4,913,382	$13,803,059	$4,769,613	$5,315,171	$1,913,790
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	—	—	—	—	—
Add: Service cost for the covered fiscal year	—	—	—	—	—
Add: Prior service cost for the covered fiscal year	—	—	—	—	—
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(4,145,623)	$(13,014,265)	$(4,094,139)	$(4,575,299)	$(1,401,561)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,512,943	$10,724,688	$5,738,325	$8,149,296	$1,314,076
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(7,194,238)	$1,483,006	$3,536,479	$2,700,860	$(399,844)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$492,834	$1,522,377	$1,243,430	$585,457	$192,495
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(3,666,953)	$1,016,259	$54,518	$408,902	$(357,000)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—	—	—
CAP Amounts (as calculated)	$(8,087,655)	$15,535,124	$11,248,242	$12,584,386	$1,261,956

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 176	313	240	183	91
Peer Group Total Shareholder Return Amount	142	107	109	105	118
Net Income (Loss)	$ (766,628)	(463,927)	(402,266)	(223,485)	(100,077)
PEO Name	Grant E. Pickering
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,014,207)	(38,242,213)	(11,001,200)	(12,559,049)	(4,353,113)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,841,526	31,805,305	15,786,448	19,172,031	4,105,563
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,412,847)	3,443,735	7,868,081	6,351,332	(651,679)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,238,584	3,702,839	3,158,794	2,321,656	790,370
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,852,754)	2,319,850	201,441	709,220	(896,095)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,145,623)	(13,014,265)	(4,094,139)	(4,575,299)	(1,401,561)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,512,943	10,724,688	5,738,325	8,149,296	1,314,076
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,194,238)	1,483,006	3,536,479	2,700,860	(399,844)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	492,834	1,522,377	1,243,430	585,457	192,495
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,666,953)	$ 1,016,259	$ 54,518	$ 408,902	$ (357,000)